Long-Term Debt and Other Financial Liabilities, Squire Alpha Bank Loan Facility (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) Installment Prepayment	Dec. 31, 2019 USD ($) Installment	Jul. 02, 2019 USD ($)	Nov. 04, 2015 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 185,509		$ 173,289	$ 185,509
Squire Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity						$ 33,750
Number of consecutive payment installments | Installment			8	8
Frequency of periodic payment			Quarterly
Installment payment	919	$ 844	$ 919
Minimum liquidity requirements cancelled					$ 500
Balloon payment	$ 20,250		$ 14,975	$ 20,250
Maturity date			Dec. 31, 2022
Number of prepayments | Prepayment			2
Installment prepayment			$ 500
Term of moving average balance			30 days
Moving average balance			$ 500
Amendment fee			75
Balance outstanding			$ 22,325
Squire Alpha Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Ratio of market value of Squireship to total facility outstanding for 2020			1
Ratio of market value of Squireship to total facility outstanding for 2021			1.1
Ratio of market value of Squireship to total facility outstanding until maturity			1.15
Squire Alpha Bank Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate			3.50%